OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited)

Shares			Value
Common Stocks: 2.0%
Food & Staples Retailing: 1.2%
1,836,308		Southeastern Grocers, Inc. [1,2,5]	$62,434,472
61,582,000		Tops Holding, Litigation Trust Proceeds [1,2,5,8]	46,248
			62,480,720
Machinery: 0.1%
113,913		Blue Bird Corp. [2,5]	2,610,886

Metals & Mining: 0.7%
823		Real Alloy Holding, Inc. [1,2,5]	32,902,800

Total Common Stocks
(Cost $147,693,671)			97,994,406

Convertible Preferred Stocks: 0.9%
Road & Rail: 0.9%
490,000		Daseke, Inc., 7.625% [5]	47,642,701

Total Convertible Preferred Stocks
(Cost $49,000,000)			47,642,701

Principal Amount
Bonds: 82.2%
Corporate Bonds: 74.3%
Aerospace & Defense: 4.2%
		ADS Tactical, Inc.
$64,720,000		9.000%, 07/31/2023 [1,5]	65,463,698
		Arconic, Inc.
89,250,000		6.150%, 08/15/2020	91,282,222
		Spirit AeroSystems, Inc.
53,276,000		2.694% (3 Month LIBOR USD + 0.800%), 06/15/2021 [3]	53,158,726
			209,904,646
Air Freight & Logistics: 2.4%
		XPO Logistics, Inc.
117,774,000		6.500%, 06/15/2022	120,221,344

Airlines: 2.1%
		American Airlines 2012-2 Class C Pass Through Trust
75,500,000		4.700%, 06/03/2021	76,362,776
		United Airlines Holdings, Inc.
26,346,000		4.250%, 10/01/2022	27,564,503
			103,927,279
Auto Components: 1.6%
		American Axle & Manufacturing, Inc.
56,523,000		6.625%, 10/15/2022	57,459,134
4,900,000		6.250%, 04/01/2025	5,112,341
16,600,000		6.250%, 03/15/2026	17,041,519
			79,612,994
Automobiles: 1.6%
		Harley-Davidson Financial Services, Inc.
24,000,000		2.395% (3 Month LIBOR USD + 0.500%), 05/21/2020 [3]	24,027,478
		Volkswagen Group of America Finance LLC
20,000,000		2.675% (3 Month LIBOR USD + 0.770%), 11/13/2020 [3]	20,083,358
34,000,000		2.841% (3 Month LIBOR USD + 0.940%), 11/12/2021 [3]	34,306,340
			78,417,176
Beverages: 0.8%
		Beverages & More, Inc.
39,475,000		11.500%, 06/15/2022	27,237,750
		Cott Holdings, Inc.
14,050,000		5.500%, 04/01/2025	14,711,544
			41,949,294
Building Products: 3.3%
		Builders FirstSource, Inc.
7,500,000		6.750%, 06/01/2027	8,243,232
		Griffon Corp.
66,798,000		5.250%, 03/01/2022	67,215,020
		Patrick Industries, Inc.
39,500,000		7.500%, 10/15/2027	42,179,976
		PGT Escrow Issuer, Inc.
44,750,000		6.750%, 08/01/2026	48,065,863
			165,704,091
Capital Markets: 1.7%
		Donnelley Financial Solutions, Inc.
32,727,000		8.250%, 10/15/2024	33,558,757
		Oppenheimer Holdings, Inc.
48,812,000		6.750%, 07/01/2022	50,520,420
			84,079,177
Chemicals: 2.7%
		Consolidated Energy Finance SA
103,840,000		5.644% (3 Month LIBOR USD + 3.750%), 06/15/2022	103,037,629
34,500,000		6.875%, 06/15/2025	33,033,405
			136,071,034
Commercial Services & Supplies: 5.1%
		GFL Environmental, Inc.
35,342,000		5.625%, 05/01/2022	36,059,867
14,700,000		5.125%, 12/15/2026	15,492,036
27,050,000		8.500%, 05/01/2027	29,805,042
		Harland Clarke Holdings Corp.
39,275,000		8.375%, 08/15/2022	32,119,567
		LSC Communications, Inc.
20,541,000		8.750%, 10/15/2023	11,152,017
		Quad/Graphics, Inc.
48,463,000		7.000%, 05/01/2022	45,691,498
		R.R. Donnelley & Sons Co.
31,375,000		7.875%, 03/15/2021	32,564,113
22,311,000		8.875%, 04/15/2021	23,147,662
12,428,000		7.000%, 02/15/2022	12,897,928
15,700,000		6.500%, 11/15/2023	16,099,015
			255,028,745
Computers & Peripherals: 1.1%
		EMC Corp.
25,335,000		2.650%, 06/01/2020	25,371,229
		NCR Corp.
29,500,000		5.750%, 09/01/2027	31,486,014
			56,857,243
Construction & Engineering: 2.4%
		Michael Baker International LLC
79,000,000		8.750%, 03/01/2023	81,765,000
		Tutor Perini Corp.
38,509,000		6.875%, 05/01/2025	37,257,457
			119,022,457
Construction Materials: 0.3%
		Vulcan Materials Co.
15,185,000		2.494% (3 Month LIBOR USD + 0.600%), 06/15/2020 [3]	15,201,756

Consumer Finance: 1.7%
		Ally Financial, Inc.
5,590,000		8.000%, 03/15/2020	5,641,707
		American Express Co.
39,000,000		2.429% (3 Month LIBOR USD + 0.525%), 05/17/2021 [3]	39,170,127
		Enova International, Inc.
40,000,000		8.500%, 09/01/2024	38,216,600
			83,028,434
Distributors: 0.2%
		American Builders & Contractors Supply Co., Inc.
9,500,000		4.000%, 01/15/2028	9,660,075

Diversified Financial Services: 0.9%
		Aviation Capital Group LLC
30,000,000		2.857% (3 Month LIBOR USD + 0.950%), 06/01/2021 [3]	30,136,812
14,420,000		2.606% (3 Month LIBOR USD + 0.670%), 07/30/2021 [3]	14,423,484
			44,560,296
Diversified Telecommunication Services: 0.3%
		CenturyLink, Inc.
15,646,000		5.625%, 04/01/2020	15,762,406

Electrical Equipment: 1.1%
		Power Solutions International, Inc.
53,000,000		8.500%, 06/30/2020 [5]	53,227,900

Electronic Equipment, Instruments & Components: 0.2%
		MTS Systems Corp.
10,000,000		5.750%, 08/15/2027	10,478,475

Equity Real Estate Investment Trusts - REITS: 1.0%
		HAT Holdings I LLC / HAT Holdings II LLC
19,500,000		5.250%, 07/15/2024	20,540,033
		SL Green Operating Partnership L.P.
28,000,000		2.884% (3 Month LIBOR USD + 0.980%), 08/16/2021 [3]	28,005,940
			48,545,973
Food & Staples Retailing: 1.5%
		KeHE Distributors LLC / KeHE Finance Corp.
69,250,000		8.625%, 10/15/2026	72,669,219

Food Products: 0.2%
		Conagra Brands, Inc.
9,000,000		2.703% (3 Month LIBOR USD + 0.750%), 10/22/2020 [3]	9,000,926

Health Care Providers & Services: 2.6%
		Centene Corp.
71,286,000		4.750%, 05/15/2022	72,838,609
		Cigna Corp.
58,500,000		2.550% (3 Month LIBOR USD + 0.650%), 09/17/2021 [3]	58,503,570
			131,342,179
Hotels, Restaurants & Leisure: 0.3%
		International Game Technology
12,643,000		5.500%, 06/15/2020	12,801,037

Household Durables: 2.2%
		Installed Building Products, Inc.
6,750,000		5.750%, 02/01/2028	7,233,283
		Mattamy Group Corp.
24,500,000		5.250%, 12/15/2027	25,541,250
		The New Home Co., Inc.
64,959,000		7.250%, 04/01/2022	63,192,895
		Taylor Morrison Communities, Inc.
14,500,000		5.750%, 01/15/2028	15,846,289
			111,813,717
Industrial Conglomerates: 1.2%
		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
59,982,000		6.250%, 02/01/2022	61,228,426

IT Services: 1.8%
		Unisys Corp.
85,280,000		10.750%, 04/15/2022	91,915,807

Leisure Products: 1.3%
		American Outdoor Brands Corp.
63,250,000		5.000%, 08/28/2020 [1,5]	63,246,837

Machinery: 3.2%
		Navistar International Corp.
64,250,000		6.625%, 11/01/2025	65,588,649
		Wabash National Corp.
8,750,000		5.500%, 10/01/2025	8,775,506
		Welbilt, Inc.
54,502,000		9.500%, 02/15/2024	57,930,993
		Westinghouse Air Brake Technologies Corp.
29,350,000		3.194% (3 Month LIBOR USD + 1.300%), 09/15/2021 [3]	29,354,602
			161,649,750
Media: 2.6%
		DISH DBS Corp.
89,747,000		5.125%, 05/01/2020	90,414,718
		Meredith Corp.
38,400,000		6.875%, 02/01/2026	40,033,824
			130,448,542
Metals & Mining: 5.0%
		AK Steel Corp.
66,970,000		7.625%, 10/01/2021	67,666,488
		Century Aluminum Co.
83,856,000		7.500%, 06/01/2021	82,422,062
		Coeur Mining, Inc.
55,322,000		5.875%, 06/01/2024	55,483,264
		Hecla Mining Co.
30,495,000		6.875%, 05/01/2021	30,464,505
		Real Alloy Holding, Inc.
13,409,091		12.601%, (3 Month LIBOR USD + 10.000%) Cash or 14.601% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2023 [1,3,5]	13,409,091
			249,445,410
Mortgage Real Estate Investment Trusts - REITS: 0.5%
		Starwood Property Trust, Inc.
24,500,000		3.625%, 02/01/2021	24,724,175

Oil, Gas & Consumable Fuels: 4.7%
		Aker BP ASA
19,750,000		4.750%, 06/15/2024	20,539,803
		Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
8,834,000		7.750%, 04/15/2023	8,837,666
27,000,000		11.000%, 04/15/2025	29,429,730
		Genesis Energy L.P. / Genesis Energy Finance Corp.
71,637,000		6.750%, 08/01/2022	72,480,884
		Global Partners L.P. / GLP Finance Corp.
16,500,000		7.000%, 08/01/2027	17,578,234
		NGL Energy Partners L.P. / NGL Energy Finance Corp.
41,015,000		7.500%, 11/01/2023	41,117,127
7,900,000		6.125%, 03/01/2025	7,468,778
17,447,000		7.500%, 04/15/2026	16,921,366
		Occidental Petroleum Corp.
10,000,000		2.854% (3 Month LIBOR USD + 0.950%), 02/08/2021 [3]	10,065,459
11,000,000		3.155% (3 Month LIBOR USD + 1.250%), 08/13/2021 [3]	11,059,413
			235,498,460
Paper & Forest Products: 1.6%
		Resolute Forest Products, Inc.
76,528,000		5.875%, 05/15/2023	77,420,699

Pharmaceuticals: 0.9%
		Bayer U.S. Finance II LLC
44,975,000		2.577% (3 Month LIBOR USD + 0.630%), 06/25/2021 [3]	45,128,337

Professional Services: 0.2%
		Korn Ferry
9,600,000		4.625%, 12/15/2027	9,672,000

Specialty Retail: 3.4%
		Caleres, Inc.
68,398,000		6.250%, 08/15/2023	70,877,427
		KGA Escrow LLC
63,500,000		7.500%, 08/15/2023	67,336,353
		Penske Automotive Group, Inc.
33,448,000		3.750%, 08/15/2020	33,879,061
			172,092,841
Textiles, Apparel & Luxury Goods: 0.9%
		Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC
49,900,000		7.500%, 05/01/2025	39,566,458
		The William Carter Co.
3,000,000		5.625%, 03/15/2027	3,231,968
			42,798,426
Thrifts & Mortgage Finance: 1.4%
		Nationstar Mortgage Holdings, Inc.
14,900,000		8.125%, 07/15/2023	15,803,014
		Nationstar Mortgage LLC / Nationstar Capital Corp.
55,579,000		6.500%, 07/01/2021	55,879,127
			71,682,141
Tobacco: 0.4%
		Pyxus International, Inc.
41,550,000		9.875%, 07/15/2021	19,621,987

Trading Companies & Distributors: 3.1%
		Avation Capital SA
91,500,000		6.500%, 05/15/2021	95,310,975
		Fly Leasing Ltd.
48,795,000		6.375%, 10/15/2021	49,801,397
		Herc Holdings, Inc.
9,500,000		5.500%, 07/15/2027	10,022,737
			155,135,109
Transportation Infrastructure: 0.6%
		Signature Aviation US Holdings, Inc.
29,500,000		4.000%, 03/01/2028	29,150,425

Total Corporate Bonds
(Cost $3,722,498,004)			3,709,747,245

Convertible Bonds: 7.5%
Air Freight & Logistics: 1.0%
		Echo Global Logistics, Inc.
52,170,000		2.500%, 05/01/2020	52,246,070

Auto Components: 0.5%
		Horizon Global Corp. [6]
33,537,000		2.750%, 07/01/2022	26,832,249

Construction & Engineering: 0.4%
		Tutor Perini Corp.
20,590,000		2.875%, 06/15/2021	19,661,166

Construction Materials: 1.9%
		Cemex SAB de CV
21,704,000		3.720%, 03/15/2020	21,848,007
70,439,000		3.720%, 03/15/2020	70,862,342
			92,710,349
Consumer Finance: 0.2%
		EZCORP, Inc.
9,750,000		2.375%, 05/01/2025	7,982,812

Electronic Equipment, Instruments & Components: 0.4%
		OSI Systems, Inc.
19,300,000		1.250%, 09/01/2022	21,143,931

Health Care Equipment & Supplies: 0.2%
		CONMED Corp.
8,755,000		2.625%, 02/01/2024	12,126,107

Health Care Technology: 0.2%
		Tabula Rasa HealthCare, Inc.
11,000,000		1.750%, 02/15/2026	11,048,125

Internet & Direct Marketing Retail: 0.5%
		Etsy, Inc.
27,000,000		0.125%, 10/01/2026	24,419,972

IT Services: 0.4%
		Euronet Worldwide, Inc.
8,680,000		0.750%, 03/15/2049	10,375,080
		Unisys Corp.
5,126,000		5.500%, 03/01/2021	6,961,197
			17,336,277
Machinery: 0.2%
		Chart Industries, Inc.
5,827,000		1.000%, 11/15/2024	7,686,382

Semiconductors & Semiconductor Equipment: 0.5%
		Cree, Inc.
20,379,000		0.875%, 09/01/2023	21,655,182
		Rambus, Inc.
5,000,000		1.375%, 02/01/2023	5,090,500
			26,745,682
Software: 0.8%
		Altair Engineering, Inc.
12,500,000		0.250%, 06/01/2024	12,843,750
		BlackBerry Ltd.
13,750,000		3.750%, 11/13/2020	14,018,812
		FireEye, Inc.
14,309,000		1.000%, 06/01/2035	14,266,201
			41,128,763
Thrifts & Mortgage Finance: 0.3%
		EZCORP, Inc.
16,285,000		2.875%, 07/01/2024	15,399,503

Total Convertible Bonds
(Cost $373,308,298)			376,467,388

Private Mortgage Backed Obligations: 0.4%
Diversified Financial Services: 0.4%
		HAS Capital Income Opportunity Fund II
21,807,000		8.000%, 12/31/2024 (Cost $21,807,000, Acquisition Dates 06/10/2016,09/19/2016) [1,5,6]	22,219,218

Total Private Mortgage Backed Obligations
(Cost $21,807,000)			22,219,218

Total Bonds
(Cost $4,117,613,302)			4,108,433,851

Short-Term Investments: 14.0%
Commercial Paper 11.4%
Automobiles: 2.2%
		Harley-Davidson Financial Services, Inc.
39,000,000		1.865%, 01/08/2020 [7]	38,984,149
		Hyundai Capital America
32,500,000		1.974%, 01/08/2020 [7]	32,486,791
		Nissan Motor Acceptance Corp.
40,000,000		1.986%, 01/30/2020 [7]	39,930,500
			111,401,440
Beverages: 1.0%
		Diageo Cap. PLC
50,000,000		1.935%, 01/22/2020 [7]	49,944,236

Biotechnology: 1.0%
		CSLB Holdings, Inc.
50,000,000		2.007%, 01/27/2020 [7]	49,924,513

Chemicals: 0.4%
		DuPont de Nemours, Inc.
20,000,000		1.997%, 01/13/2020 [7]	19,986,299

Diversified Telecommunication Services: 0.8%
		Bell Canada
40,000,000		1.906%, 01/08/2020 [7]	39,983,813

Electric Utilities: 2.6%
		Avangrid, Inc.
80,000,000		1.959%, 01/28/2020 [7]	79,874,311
		Electricite de France SA
50,000,000		2.131%, 01/15/2020 [7]	49,959,896
			129,834,207
Food & Staples Retailing: 1.0%
		Walgreens Boots Alliance, Inc.
50,000,000		2.111%, 02/19/2020 [7]	49,853,820

Food Products: 0.4%
		Mondelez Inernational, Inc.
20,000,000		1.885%, 01/09/2020 [7]	19,991,015

Metals & mining: 1.0%
		Glencore Funding LLC
50,000,000		2.058%, 01/21/2020 [7]	49,939,829

Oil, Gas & Consumable Fuels: 1.0%
		Eni Finance USA, Inc.
23,500,000		2.027%, 01/07/2020 [7]	23,491,706
23,000,000		2.007%, 01/10/2020 [7]	22,988,353
			46,480,059
Total Commercial Paper
(Cost $567,369,266)			567,339,231

Shares
Money Market Funds: 2.6%

63,971,180		Federated U.S. Treasury Cash Reserves - Class I, 1.458% [4]	63,971,180

63,971,181		Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 1.504% [4]	63,971,181
			127,942,361
Total Money Market Funds
(Cost $127,942,361)			127,942,361
Total Short-Term Investments
(Cost $695,311,627)			695,281,592
Total Investments in Securities: 99.1%
(Cost $5,009,618,600)			4,949,352,550
Other Assets in Excess of Liabilities: 0.9%			46,085,779
Total Net Assets: 100.0%			$4,995,438,329

	LIBOR -	London Interbank Offered Rate
	USD -	United States Dollar

	[1]	Security is fair valued under the supervision of the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
	[2]	Non-income producing security.
	[3]	Variable rate security; rate shown is the rate in effect on December 31, 2019.
	[4]	Annualized seven-day effective yield as of December 31, 2019.
	[5]	All or a portion of this security is considered illiquid. As of December 31, 2019, the value of illiquid securities was $363,203,851 or 7.3% of net assets.
	[6]	Security considered restricted. As of December 31, 2019, the value of the security was $22,219,218 or 0.4% of net assets.
	[7]	Rate represents the yield to maturity from purchase price.
	[8]	Not a readily marketable security.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2019 (Unaudited)

The Osterweis Strategic Income Fund  (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	2,610,886	–	95,383,520	97,994,406
Convertible Preferred Stocks [1]	–	47,642,701	–	47,642,701
Corporate Bonds [1]	–	3,567,627,619	142,119,626	3,709,747,245
Convertible Bonds [1]	–	376,467,388	–	376,467,388
Private Mortgage Backed Obligations	–	–	22,219.218	22,219,218
Short-Term Investments	127,942,361	567,339,231	–	695,281,592
Total Assets:	$130,553,247	$4,559,076,939	$259,722,364	$4,949,352,550

[1] See Schedule of Investments for industry breakouts.

The following is a reconciliation of the Fund's Level 3 assets for which significant unobervable inputs were used to determine fair value:
	Common Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2019	$104,479,499	$198,080,230	$22,450,459	$325,010,188
Acquisitions	-	-	-	-
Dispositions	-	(2,243,000)	-	(2,243,000)
Accrued discounts/premiums	-	28,845	-	28,845
Realized gain (loss)	-	11,215	-	11,215
Change in unrealized appreciation/depreciation	(9,095,979)	(529,764)	(231,241)	(9,856,984)
Transfer in and/or out of Level 3	-	(53,227,900)	-	(53,227,900)
Balance as of December 31, 2019	$95,383,520	$142,119,626	$22,219,218	$259,722,364

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2019	$(9,095,979)	$166,179	$(231,241)	$(9,161,041)

Type of Security	Fair Value at 12/31/19	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Analysis, Discounted Cash Flow [1]	Discount Rate, EBITDA Multiple	20.0% / 5.5x
		Broker Quotes	Market Data	$37.00
	$95,383,520	Estimated Proceeds	Market Data	$0.0007514
Corporate Bonds		Issue Price	Market Data	$100.00
	$142,119,626	Comparable Securities	Adjustment to Yield	(97) bps - 200 bps
Private Mortgage Backed Obligations	$22,219,218	Discounted Cash Flow	Adjustment to Yield	344 bps

[1] Valuation technique revised from Issue Price as market conditions changed.

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.